Stock Options and Other Share-Based Awards (Stock Options Valuations Assumptions) (Details)	12 Months Ended
	Dec. 31, 2013	Dec. 31, 2012	Dec. 31, 2011
LINTA | Minimum
Black Scholes option pricing model valuation assumptions
Risk free interest rate			1.20%
LINTA | Maximum
Black Scholes option pricing model valuation assumptions
Risk free interest rate			2.50%
Liberty Incentive Plan | LINTA | Stock options
Black Scholes option pricing model valuation assumptions
Weighted average expected volatility	38.26%	41.90%	44.80%
Expected term (years)	6 years 2 months 12 days	5 years 2 months 12 days	5 years 10 months 24 days
Risk free interest rate	1.10%	0.80%
Expected dividend yield	0.00%	0.00%	0.00%
Liberty Incentive Plan | LVNTA | Stock options
Black Scholes option pricing model valuation assumptions
Weighted average expected volatility		49.90%
Expected term (years)		4 years 10 months 24 days
Risk free interest rate		0.58%
Expected dividend yield		0.00%